Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 3,641	$ 3,738	$ 1,496
Accruals	2,310	683	369
Convertible loan note liability	310	316	278
Related party payable	140	12
Total	$ 6,401	$ 4,749	$ 2,143